Debt Obligations (Details Textual) (USD $)			0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 27, 2013 Mortgage Loan [Member] Shopping_Centers	Dec. 31, 2013 Mortgage Loan [Member] extension_options	Nov. 04, 2013 Unsecured Debt [Member] Revolving Credit Facility [Member]	Jul. 16, 2013 Unsecured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Unsecured Debt [Member] Revolving Credit Facility [Member]	Jul. 16, 2013 Term Loan [Member]	Dec. 31, 2013 Mortgages [Member]	Dec. 31, 2013 30-day LIBOR [Member]	Dec. 31, 2013 30-day LIBOR [Member] Mortgage Loan [Member] Minimum [Member]	Dec. 31, 2013 30-day LIBOR [Member] Mortgage Loan [Member] Maximum [Member]	Dec. 31, 2013 30-day LIBOR [Member] Unsecured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Federal Funds Effective Rate [Member] Unsecured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Revolving Credit Facility [Member] Maximum [Member]	Feb. 27, 2013 London Interbank Offered Rate (LIBOR) [Member] Mortgage Loan [Member] Minimum [Member]	Feb. 27, 2013 London Interbank Offered Rate (LIBOR) [Member] Mortgage Loan [Member] Maximum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Term Loan [Member] Minimum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Term Loan [Member] Maximum [Member]	Dec. 31, 2013 Base Rate [Member] Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 Base Rate [Member] Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2013 Base Rate [Member] Term Loan [Member] Minimum [Member]	Dec. 31, 2013 Base Rate [Member] Term Loan [Member] Maximum [Member]
Debt Instrument [Line Items]
Variable rate mortgages			$ 57,000,000							$ 483,600,000
Number of retail shopping centers securing mortgage			3
Floor rate											0.00%	0.75%					0.25%	3.50%
Plus a spread of basis point								1.60%			3.00%	3.75%	1.00%	0.50%
Number of mortgage extension options				2
Debt repaid					824,700,000				42,000,000
Debt instrument variable interest rate				0.1677%
Credit facility maximum borrowing capacity						1,250,000,000
Debt extension period						1 year
Term loan face amount								1,500,000,000
Effective percentage								0.844%							1.40%	2.00%			1.40%	2.00%	0.40%	1.00%	0.40%	1.00%
Daily commitment fee percentage							0.25%
Annual commitment fee percentage							0.175%
Accrued interest	$ 32,200,000	$ 30,700,000